Equity (Details) - shares	6 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Equity [Abstract]
Beginning balance of warrants outstanding, Number of shares	2,396,747		2,396,747
Ending balance of warrants outstanding, Number of shares	2,396,747		2,396,747
Beginning Balance of warrants outstanding, Weighted average life	3 years 8 months 2 days		4 years 8 months 5 days
Ending Balance of warrants outstanding, Weighted average life	3 years 2 months 1 day		4 years 2 months 5 days
Balance of warrants outstanding, Expiration dates	*	[1]	*

[1]	Among the 2,396,747 shares of warrants, 359,727 shares will expire on November 20, 2022, 2,037,020 shares will be expire on May 23, 2024.